Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense for continuing operations			$ 29,200	$ 28,600	$ 37,700	$ 38,200	$ 36,200
Amortization expense for discontinued operations		$ 100	0	$ 200	200	400	600
Impairment of finite-lived intangible assets	$ 8,200		$ 8,200		$ 2,900
Goodwill written off related to disposal of businesses						1,334
Goodwill, impaired, method for fair value determination					The Company has elected to bypass the qualitative assessments and proceed directly to the two-step impairment test. The process of testing goodwill for impairment involves the determination of the fair value of the applicable reporting units. The test consists of a two-step process. The first step is the comparison of the fair value to the carrying value of the reporting unit to determine if the carrying value exceeds the fair value. The second step measures the amount of an impairment loss, and is only performed if the carrying value exceeds the fair value of the reporting unit. The Company performed its annual impairment testing for its reporting units as of July 1, 2014, 2013, and 2012, its annual impairment dates, and concluded based on the first step of the process that there were no goodwill impairments.
Goodwill impairment					$ 0	0	0
CONNECTICUT
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets					1,600
Agency contracts
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets	$ 7,900
Agency contracts | CONNECTICUT
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets					1,500
Licenses and permits | CONNECTICUT
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets					100
Trade names (indefinite life)
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					0	0	$ 0
Human Services
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets					1,300	1,000
Goodwill written off related to disposal of businesses						1,334
Human Services | Agency contracts
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets					600	900
Human Services | Non-compete/non-solicit
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets					500
Human Services | Licenses and permits
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets					$ 200	100
General and Administrative Expense | Human Services
Finite-Lived Intangible Assets [Line Items]
Goodwill written off related to disposal of businesses						$ 1,300